CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Opening Balance	$ 627,897	$ 582,897
Interest accrued	45,000	45,000
Ending Balance	672,897	627,897
Liability Component
Statement Line Items [Line Items]
Opening Balance	594,191	549,191
Interest accrued	45,000	45,000
Ending Balance	639,191	594,191
Equity Component
Statement Line Items [Line Items]
Opening Balance	33,706	33,706
Interest accrued	0	0
Ending Balance	$ 33,706	$ 33,706